Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Schedule of Fair value of Financial Instruments	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2023, and 2022:

	December 31, 2023		December 31, 2022
	Level 1	Level 2	Level 1	Level 2
Financial instruments (current asset)	228	203	351	9,710
Financial instruments (non-current asset)	14,279	11,394	14,540	21,201
Financial instruments (current liability)	202	536	64	404
Financial instruments (non-current liability)	—	8,653	—	5,651

Fair Value of Company's Publicly Traded Debt	The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2023 and 2022, which is considered to be level 1 in the fair value hierarchy.

	December 31, 2023		December 31, 2022
Carrying value	Ps.	136,824	Ps.	191,741
Fair value		125,043		163,312

Disclosure of Outstanding Interest Rate Swap Agreements
As of December 31, 2023, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	2	Ps.	—	Ps.	65
2032		8,447		(1,381)		—
As of December 31, 2022, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	11,675	Ps.	—	Ps.	236
2024		2,227		—		129
2032		9,681		(1,728)		—

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
As of December 31, 2023, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	11,449	Ps.	(573)	Ps.	36

As of December 31, 2022, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	10,828	Ps.	(399)	Ps.	61
2024		2		—		—

Disclosure of Outstanding Cross Currency Swap Agreements
As of December 31, 2023, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	954	Ps.	(35)	Ps.	103
2025		49,834		(2)		119
2026		6,045		(1,017)		98
2027		8,949		(1,391)		9
2028		6,009		—		89
2029		20		—		337
2030		13,633		(803)		—
2032		845		(51)		—
2033		4,931		—		117
2035		10,000		(3,809)		—
2043		5,398		—		1,877
2050		3,471		—		1,235

As of December 31, 2022, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2022	December 31, 2022
2023	Ps.	27,804	Ps. (7)	Ps.	9,435
2024		497	(3)		247
2025		1,010	—		385
2026		5,971	(924)		364
2027		17,809	(689)		95
2029		14,620	—		1,664
2030		3,679	(104)		110
2035		10,000	(2,203)		—
2043		8,869	—		505

Disclosure of Fair Value of Commodity Price Contracts
As of December 31, 2023, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	2,593	Ps.	(130)	Ps.	206
2025		745		(72)		—
As of December 31, 2022, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	1,688	Ps.	(46)	Ps.	328
2024		468		—		21

As of December 31, 2023, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2023		December 31, 2023
2024	Ps.	647	Ps.	—	Ps.	21

As of December 31, 2022, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	662	Ps.	(18)	Ps.	1

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria

	Impact in Consolidated
	Income Statement	2023		2022		2021
Cross-currency swaps (1)	Interest expense	Ps.	(392)	Ps.	1	Ps.	—
Cross-currency swaps (1)	Foreign exchange		(747)		(5)		—
Interest rate swaps	Interest expense		—		—		—
Forward agreements to purchase foreign currency	Foreign exchange		180		565		41
Commodity price contracts	Cost of goods sold		430		599		1,245
Options to purchase foreign currency	Cost of goods sold		—		—		—
Forward agreements to purchase foreign currency	Cost of goods sold		(1,834)		(681)		(788)

(1)This amount corresponds to the settlement of cross-currency swaps portfolio in Brazil presented as part of the other financial activities.

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes

	Impact in Consolidated
Type of Derivatives	Income Statement	2023		2022		2021
Cross currency swaps and interest rate swaps	Market value gain (loss) on financial instruments	Ps.	141	Ps.	(2,270)	Ps.	80

Disclosure of Sensitivity Analysis of Market Risks Management
The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
2023
FEMSA (1)	+11% MXN/USD	Ps.	9
	‑11% MXN/USD		(9)
	+7% CHF/EUR		78
	‑7% CHF/EUR		(78)
	+7% EUR/USD		(6)
	‑7% EUR/USD		6
Coca-Cola FEMSA	+11% MXN/USD		465
	‑11% MXN/USD		(465)
	+12% BRL/USD		521
	‑12% BRL/USD		(521)
	+16% COP/USD		225
	‑16% COP/USD		(225)

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
	+120% ARS/USD		685
	‑120% ARS/USD		(685)
	+5% UYU/USD		20
	‑5% UYU/USD		(20)
	+7% CRC/USD		15
	-7% CRC/USD		(15)

2022
FEMSA (1)	+10% MXN/USD	Ps.	6
	‑10% MXN/USD		(6)
	+10% MXN/EUR		1
	‑10% MXN/EUR		(1)
	+7% CHF/EUR		44
	‑7% CHF/EUR		(44)
Coca-Cola FEMSA	+10% MXN/USD		512
	‑10% MXN/USD		(512)
	+18% BRL/USD		550
	‑18% BRL/USD		(550)
	+7% UYU/USD		25
	‑7% UYU/USD		(25)
	+17% COP/USD		112
	‑17% COP/USD		(112)
	+3% ARS/USD		10
	‑3% ARS/USD		(10)
	+7% CRC/USD		24
	-7% CRC/USD		(24)

2021
FEMSA (1)	+11% MXN/USD	Ps.	4
	‑11% MXN/USD		(4)
	+16% BRL/USD		37
	‑16% BRL/USD		(37)
Coca-Cola FEMSA	+11% MXN/USD		298
	‑11% MXN/USD		(298)
	+16% BRL/USD		284
	‑16% BRL/USD		(284)
	+4% UYU/USD		7
	‑4% UYU/USD		(7)
	+11% COP/USD		81
	‑11% COP/USD		(81)
	+1% ARS/USD		3
	‑1% ARS/USD		(3)
	+3% CRC/USD		10
	‑3% CRC/USD		(10)
(1)Does not include Coca-Cola FEMSA

	Change in
Cross Currency Swaps (1)	Exchange Rate	Effect on Equity		Effect on Profit or Loss
2023
FEMSA (2)	+14% CLP/USD	Ps.	—	Ps.	678
	‑14% CLP/USD		—		(678)
	+11% MXN/USD		—		1,796
	‑11% MXN/USD		—		(1,796)
	+16% COP/USD		—		425
	‑16% COP/USD		—		(425)
	+12% BRL/USD		—		34
	‑12% BRL/USD		—		(34)
	+8% EUR/USD		—		742
	‑8% EUR/USD		—		(742)
Coca-Cola FEMSA	+11% MXN/USD		1,314		—
	‑11% MXN/USD		(1,314)		—
	+12% BRL/USD		1,683		—
	‑12% BRL/USD		(1,683)		—

2022
FEMSA (2)	+21% CLP/USD	Ps.	—	Ps.	966
	‑21% CLP/USD		—		(996)
	+10% MXN/USD		—		2,647
	‑10% MXN/USD		—		(2,647)
	+21% COP/USD		—		354
	‑21% COP/USD		—		(354)
	+18% USD/BRL		—		18
	‑18% USD/BRL		—		(18)
	+10% EUR/USD		—		1,315
	‑10% EUR/USD		—		(1,315)
	+10% EUR/MXN		—		902
	‑10% EUR/MXN		—		(902)
Coca-Cola FEMSA	+10% MXN/USD		1,220		—
	‑10% MXN/USD		(1,220)		—
	+18% BRL/USD		2,893		—
	‑18% BRL/USD		(2,893)		—

2021
FEMSA (2)	+13% CLP/USD	Ps.	—	Ps.	552
	‑13% CLP/USD		—		(552)
	+11% MXN/USD		—		3,404
	‑11% MXN/USD		—		(3,404)
	+11% COP/USD		—		235
	‑11% COP/USD		—		(235)
	+15% MXN/BRL		—		123
	‑15% MXN/BRL		—		(123)
	+6% EUR/USD		—		1,049
	‑6% EUR/USD		—		(1,049)
Coca-Cola FEMSA	+11% MXN/USD		1,645		—
	‑11% MXN/USD		(1,645)		—

+16% BRL/USD	2,300	—
‑16% BRL/USD	(2,300)	—
(1)Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(2)Does not include Coca-Cola FEMSA.

	Change in
Net Cash in Foreign Currency	Exchange Rate	Effect on Profit or Loss
2023
FEMSA (1)	+11% EUR/ +11 % USD	Ps.	14,617
	‑11% EUR/ -11 % USD		(14,617)
Coca-Cola FEMSA	+11% USD		1,797
	‑11% USD		(1,797)

2022
FEMSA (1)	+10% EUR/ +10 % USD	Ps.	1,779
	‑10% EUR/ -10 % USD		(1,779)
Coca-Cola FEMSA	+10% USD		2,282
	‑10% USD		(2,282)

2021
FEMSA (1)	+10% EUR/ +11 % USD	Ps.	4,931
	‑10% EUR/ -11 % USD		(4,931)
Coca-Cola FEMSA	+11% USD		3,200
	‑11% USD		(3,200)

(1)Does not include Coca-Cola FEMSA.

	Change in
Commodity Price Contracts	U.S.$ Rate	Effect on Equity
2023
Coca-Cola FEMSA	Sugar -29%	Ps.	(765)
	Alumimum -22%	Ps.	(2,812)

2022
Coca-Cola FEMSA	Sugar -22%	Ps.	(333)
	Alumimum -35%	Ps.	(4,520)

2021
Coca-Cola FEMSA	Sugar -28%	Ps.	(714)
	Aluminum -24%	Ps.	(39)

Summary of Sensitivity Analysis of Interest Rate Risks Management
The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

	Change in
Interest Rate Swap (1)	Bps.	Effect on Equity
2023
FEMSA (2)	(100 Bps.)	Ps.	(9)

2022
FEMSA (2)	(100 Bps.)	Ps.	(90)

2021
FEMSA (2)	(100 Bps.)	Ps.	(212)

(1)The sensitivity analysis effects include all subsidiaries of the Company.
(2)Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2023		2022		2021
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(250)	Ps.	(249)	Ps.	(627)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The following table reflects all contractually fixed pay-offs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows from derivative financial liabilities that are in place as of December 31, 2023. Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest and excluding lease liabilities) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing on December 31, 2023.

	2024		2025		2026		2027		2028		2029 and thereafter		Total
Non-derivative financial liabilities:
Notes and bonds	Ps.	—	Ps.	1,728	Ps.	11,989	Ps.	9,321	Ps.	15,433	Ps.	88,010	Ps.	126,481
Loans from Banks		8,452		155		93		796		567		280		10,343
Derivative financial liabilities		(307)		45		(919)		(1,382)		89		(2,478)		(4,952)

Summary of Financial Instruments to Hedge Exposure to Foreign Exchange Rates and Interest Rates
As of December 31, 2023, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months	6‑12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	3,049	1,781	—
Average exchange rate MXN/USD	18.39	18.40	—
Net exposure	2,486	1,370	—
Average exchange rate BRL/USD	5.10	5.07	—
Net exposure	757	334	—
Average exchange rate COP/USD	4,436	4,316	—
Net exposure	150	—	—
Average exchange rate ARS/USD	668.06	—	—
Net exposure	344	163	—
Average exchange rate URY/USD	40.18	40.66	—
Net exposure	154	117	—
Average exchange rate CRC/USD	558.89	556.00	—
Net exposure	—	—	—
Average exchange rate ARS/MXN	—	—	—
Foreign exchange currency swap contracts
Net exposure	—	—	43,095
Average exchange rate MXN/USD	—	—	17.77
Net exposure	174	—	14,022
Average exchange rate BRL/USD	4.81	—	5.05
Net exposure	—	1,109	1,822
Average exchange rate COP/USD	—	3,601.94	3,743.16
Net exposure	—	286,246	2,082
Average exchange rate CLP/USD	—	870.50	764.40
Net exposure	—	—	10,939
Average exchange rate EUR/USD	—	—	1.09
Interest rate risk
Interest rate swaps
Net exposure	—	—	8,447
Interest rate average BRL	—	—	0.16%
Net exposure	—	—	—
Interest rate average MXN	—	—	—
Net exposure	—	2	—
Interest rate average CLP	—	3.57%	—
Net exposure	—	—	—
Interest rate average USD	—	—	—
Commodities risk
Aluminum	298	349	—
Average price (USD/Ton)	2,304	2,364	—
Sugar	1,703	890	745
Average price (USD cent/Lb)	22.43	22.18	22.62
As of December 31, 2022, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months		6‑12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	3,405	Ps.	2,485	Ps.	2
Average exchange rate MXN/USD		20.71		20.88		24.33
Net exposure		1,857		746		—
Average exchange rate BRL/USD		5.34		5.55		—
Net exposure		407		207		—
Average exchange rate COP/USD		4,502		4,977		—
Net exposure		437		—		—
Average exchange rate ARS/USD		231.40		—		—
Net exposure		299		139		—
Average exchange rate URY/USD		42.51		42.74		—
Net exposure		332		182		—
Average exchange rate CRC/USD		686.50		664.50		—
Net exposure		293		—		—
Average exchange rate ARS/MXN		10.57		—		—
Foreign exchange currency swap contracts
Net exposure		12,670		1,743		29,324
Average exchange rate MXN/USD		12.67		19.00		18.11
Net exposure		—		9,294		6,874
Average exchange rate BRL/USD		—		4.00		5.28
Net exposure		345		250		2,313
Average exchange rate COP/USD		3,926		2,333.06		3,510.06
Net exposure		3,306		—		1,225
Average exchange rate CLP/USD		774.49		—		677
Net exposure		—		—		22,130
Average exchange rate EUR/USD		—		—		0.91
Interest rate risk
Interest rate swaps
Net exposure		—		—		9,681
Interest rate average BRL		—		—		0.16%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		271		—		—
Interest rate average CLP		5.79%		—		—
Net exposure		—		—		3
Interest rate average USD		—		—		3.57%
Commodities risk
Aluminum		294		368		—
Average price (USD/Ton)		2,483		2,480		—

	Maturity
	1‑6 months	6‑12 months	More than 12
Sugar	1,058	631	468
Average price (USD cent/Lb)	17.62	17.08	17.14

Reconciliation Per Category of Equity Components and Analysis of OCI Components, Net of Tax Generated by Cash Flow Hedges
As of December 31, 2023, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging
	reserve
Balances at beginning of the period	Ps.	1,881
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		(1,950)
Foreign exchange currency risk – Other stock		(360)
Interest rate risk		64
Commodity price contracts – Purchase of stock		145
The amounts reclassified to profit and loss:
Foreign exchange currency risk – Other stock		2,671
Interest rate risk		201
The amounts included in non-financial costs:
Foreign exchange currency risk – Purchase of stock		1,806
Commodity price contracts – Purchase of stock		(363)
Taxes due to changes in reserves during the period		(3,140)
Balances at the end of the period	Ps.	956

Schedule of Reconciliation of Each Component of Equity and Analysis of Other Comprehensive Income
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign currency option		Cross-currency swaps		Interest rate swaps		Commodity price contracts		Equity holders of the parent		Non-controlling interest		Total
As at January 1, 2022	Ps.	(124)	Ps.	3,403	Ps.	(34)	Ps.	141	Ps.	3,385	Ps.	736	Ps.	4,121
Financial instruments – purchases		(223)		(2,080)		—		(23)		(2,326)		(269)		(2,595)
Change in fair value of financial instruments recognized in OCI		(211)		(3,231)		199		133		(3,110)		(1,500)		(4,610)
Amount reclassified from OCI to profit or loss		303		2,674		—		(289)		2,688		(79)		2,609
Foreign currency revaluation of the net foreign operations		—		513		—		—		513		670		1,183
Effects of changes in foreign exchange rates		2		1		—		1		4		6		10
Tax effect		30		769		(54)		59		804		359		1,163
As at December 31, 2022	Ps.	(223)	Ps.	2,049	Ps.	111	Ps.	22	Ps.	1,958	Ps.	(77)	Ps.	1,881
Financial instruments – purchases		(350)		50		—		(59)		(359)		(608)		(967)
Change in fair value of financial instruments recognized in OCI		(595)		(1,514)		64		128		(1,917)		(2,078)		(3,995)
Amount reclassified from OCI to profit or loss		848		2,698		201		(171)		3,576		746		4,322
Foreign currency revaluation of the net foreign operations		—		1,277		—		—		1,277		1,577		2,854
Effects of changes in foreign exchange rates		2		—		—		(1)		1		—		1
Tax effect		45		(3,335)		(19)		33		(3,276)		136		(3,140)
As at December 31, 2023	Ps.	(273)	Ps.	1,224	Ps.	357	Ps.	(48)	Ps.	1,260	Ps.	(304)	Ps.	956